As filed with the Securities and Exchange Commission on March 12, 2010

1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

----------------------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 24	/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 25	/X/

--------------------------

The FBR Funds

 (Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of Principal Office)

Registrant’s Telephone Number, Including Area Code: 703.469.1040

William Ginivan

General Counsel

FBR Capital Markets Corp.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA  22209

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

  X  immediately upon filing pursuant to paragraph (b)

       on [date] pursuant to paragraph (b)

___60 days after filing pursuant to paragraph (a)(1)

___on [date] pursuant to paragraph (a)(1)

___75 days after filing pursuant to paragraph (a)(2)

___on [date] pursuant to paragraph (a)(2) of Rule 485

Fixed Income/Blended Funds
Investor Class

FBR Balanced Fund (AFSAX)

FBR Core Bond Fund (AFHAX)

PROSPECTUS

March 12, 2010

This prospectus describes the Investor Class shares offered by the FBR Balanced Fund and the FBR Core Bond Fund, two separate investment series of The FBR Funds.  I Class shares of the Funds are available through a separate prospectus dated March 12, 2010.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE.  ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

SUMMARY INFORMATION

FBR Balanced Fund

Investment Objective

The investment objective of the Balanced Fund is to seek long-term capital growth and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver and/or Expense Reimbursement[1]	(0.42)%
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.33%

[1]

FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.08% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund.  The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund’s predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Fund	$135	$421	$824	$1,951

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of both sub-advisers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.’s (the “Adviser”) view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Adviser will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund, a new portfolio of The FBR Funds.  Performance figures shown below represent the Advisor Class shares of the Predecessor Fund.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	13.36%
Worst Quarter	Quarter Ended December 31, 2008	(13.66)%

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	10-Year

Return Before Taxes	18.43%	4.46%	5.70%
Return After Taxes on Distributions	17.59%	2.83%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	11.91%	3.21%	3.06%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	(0.95)%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”) serves as the investment adviser to the Fund.

Sub Advisers

The Adviser has retained The London Company (“London Co.”) and Financial Counselors, Inc. (“FCI”), for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

Portfolio Managers

The London Co. investment team jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Director of Research and Portfolio Manager) and J. Wade Stinnette, Jr. (Portfolio Manager).  Messrs. Goddard and Moody have each been a portfolio manager of the Fund since July 16, 2007 and Mr. Stinnette has been a portfolio manager of the Fund since April 1, 2008.

The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a portfolio manager of the Fund since July 16, 2007.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page 12.

FBR Core Bond Fund

Investment Objective

The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.

Fees and Expenses

This table describes the fees and estimated expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and/or Expense Reimbursement[1]	(0.67)%
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.30%

[1]

Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the Investor Shares of the Fund.  The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund’s predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred.  The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Core Bond Fund	$134	$418	$882	$2,168

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which primarily include domestic investment grade corporate, agency and governmental bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

Financial Counselors, Inc. (“FCI”) will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund, a new portfolio of The FBR Funds.  Performance figures shown below represent the Advisor Class shares of the Predecessor Fund.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter	Quarter Ended June 20, 2003	8.53%
Worst Quarter	Quarter Ended March 31, 2005	(2.84)%

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	10-Year

Return Before Taxes	9.50%	4.45%	6.96%
Return After Taxes on Distributions	7.94%	2.58%	5.83%
Return After Taxes on Distributions and Sale of Fund Shares	6.22%	2.80%	5.75%
Index
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.52%	4.71%	6.34%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”) serves as the investment adviser to the Fund.

Sub Advisers

The Adviser has retained FCI for the day-to-day management of the Fund’s portfolio.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a portfolio manager of the Fund since July 16, 2007.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page 12.

Investing in the Funds

Purchase and Sale of Fund Shares

Purchasing Fund Shares. The minimum initial investment for a Fund is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan (“Retirement Plans”) the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments. You may buy shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”). FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

Selling Fund Shares.  You may redeem (sell) your shares on any Business Day.  The price you receive for your shares will be the NAV next determined after your order is received in proper form.

Tax Information

The Funds intend to make distributions that may be taxed as either ordinary income or capital gains and you will generally have to pay federal income tax on such Fund distributions unless you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

OTHER IMPORTANT INFORMATION

Investment Objectives

The Funds’ investment objectives are non-fundamental and may be changed without shareholder approval.

Further Discussion of Risks

MARKET RISKS.  Loss of money is a risk of investing in the Funds.  The net asset value of the Funds can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.  A fund’s success depends largely on an adviser’s or sub-adviser’s ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds and small cap or mid cap stocks will be more or less favorable than large cap company stocks.  Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

EQUITY INVESTMENTS.  Because the Balanced Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to the value of a company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.  Your investment in the Fund is not guaranteed.

HIGH YIELD INVESTMENTS.  Each Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies.  Lower-rated securities also tend to have less liquid markets than higher-rated securities.  In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.  The Funds may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES INVESTMENTS.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

INITIAL PUBLIC OFFERING (“IPO”) INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.  As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Funds’ sub-advisers cannot guarantee continued access to IPOs.

MID-CAP and SMALL-CAP INVESTMENTS.  The Balanced Fund’s equity investments may include investments in mid- and small-cap companies.  Investing in the securities of mid- and small-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees (“Board”) of The FBR Funds (the “Trust”).  The Adviser continually oversees and supervises the investment activities of the sub-advisers to the Funds.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser.  As of January 31, 2010, it managed approximately $1.26 billion of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets Corp.

Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust the Adviser is entitled to receive a monthly fee, at an annual rate of 0.80% of the average daily net assets of the Balanced and Core Bond Funds.  The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund.  The Adviser has agreed in writing with each of the Funds to waive a portion of its investment advisory fees and assume certain expenses in order to maintain the total annual operating expenses of each of the Funds at an agreed upon level through February 28, 2013.  In addition, with respect to the Balanced Fund, the Adviser has also agreed to voluntarily limit fees and/or pay expenses in amounts necessary in order to limit the total annual operating expenses of the Balanced Fund, after any such fee waivers and/or expense reimbursements, to 0.99% (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), for the period until March 12, 2012.  As the Funds have not commenced operations as of the date of the Prospectus, they have not paid any management fees to the Adviser.

The Trust has applied for an exemptive order from the SEC to permit the Adviser, subject to the approval of the Board, to enter into, and materially amend, sub-advisory agreements with any sub-adviser retained by the Adviser and the Funds to manage the Funds without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the affected Fund.  Shareholders of each of the Funds have approved such a “manager of managers” arrangement.  If the SEC grants the exemptive order, in the event that there is a change in any of the sub-advisers retained by the Funds, shareholders would receive information about the change and about any new sub-adviser selected.  While shareholders would not be permitted to vote on the selection of new sub-advisers, they would retain the right to vote on any material change to the Adviser.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory and sub-advisory agreements for the Balanced and Core Bond Funds will be available in the Funds’ next shareholder report.

Sub-Advisers

Pursuant to Investment Sub-Advisory Agreements, the Adviser retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City, MO 64110, to manage the Balanced Fund’s equity and fixed income investments, respectively.  The Adviser also retains FCI to manage the Core Bond Fund.  In this capacity, subject to the supervision of the Adviser and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Adviser (and not the Funds) pays London Co. and FCI a fee from the Adviser’s advisory fees.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the Funds’ portfolio managers.  With respect to each Fund, the sub-advisers employ the portfolio managers responsible for managing each Fund’s investments.  Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally amongst the investment professionals of the sub-advisers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Funds’ SAI.

Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Balanced Fund and the assets in the Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.

Stephen M. Goddard, CFA, is Managing Director and Founder of London Co., and heads London Co.’s Investment Committee.  Mr. Goddard has managed the equity portion of the Balanced Fund since July 16, 2007.  He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990.  In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded London Co. in early 1994.  He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Balanced Fund and the assets in the Core Bond Fund since Jul 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of London Co.’s Investment Committee.  Mr. Moody has managed the equity portion of the Balanced Fund since the commencement of operations.  Prior to joining the London Co. in 2002, he founded Primary Research Group.  Mr. Moody has over 17 years of investment experience.  He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998. Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

J. Wade Stinnette, Jr. is a Portfolio Manager and member of London Co.’s Investment Committee.  Mr. Stinnette has managed the equity portion of the Balanced Fund since joining the London Co. in April 2008.  Mr. Stinnette has over 22 years of investment experience, most of it spent at Wachovia Corporation where, as Senior Vice President and Investment Officer, he concentrated on institutional clients.  He left Wachovia in 2002 to help form Tanglewood Asset Management, an employee-owned, SEC-registered advisory firm, which he and his partners sold, creating the opportunity to join London Co.  A 1980 graduate of Virginia Military Institute (“VMI”), Mr. Stinnette earned his B.A. in Chemistry (with distinction) and has performed graduate studies in business at James Madison University.  He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and has served as both Secretary and Treasurer of the CFA Society of South Carolina.  Following graduation from VMI, Mr. Stinnette served six years as a Commissioned Officer in the United States Marine Corps.

Shareholder Information

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form.  You pay no sales charges to invest in the Funds.

Choosing a Class of Shares

The FBR Funds offer different classes of shares.  For information about other classes of shares that are available, call The FBR Funds at 888.888.0025.

Determination of Net Asset Value

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”).  Purchase orders received by JPMorgan (referred to in this section as the “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the time the Fund’s NAV is next determined.

Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or sale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Generally.  You may buy shares of the Funds on any Business Day.  The minimum initial investment is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan (“Retirement Plans”) the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments.  The Funds reserve the right to reject any purchase order or change the initial and subsequent investment minimum requirements at any time.

Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above.  The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

Buying Shares Through the Distributor, Other Authorized Broker-Dealers or Investment Professionals

The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check or wire Federal Funds.  The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus.  You should contact your Investment Professional concerning these fees and conditions (if any).  Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

Buying Shares Through the Transfer Agent

To purchase shares through the Transfer Agent, you should complete the application (the “Account Application”) accompanying this Prospectus and forward it with payment by check drawn on a U.S. or Canadian bank to The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to The FBR Funds, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.  You may make additional purchases of shares by mailing a check drawn on a U.S. or Canadian bank to the same address.  If you pay for shares by check, the shares will be priced at the NAV next determined after the Transfer Agent receives the check in proper form.  No cash, money orders, traveler’s checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks will be accepted.  The Funds may accept cashier’s checks or official checks for the purpose of a transfer or rollover.  In some instances, the Funds will accept third party checks, however, to protect against check fraud, the Funds may reject any purchase request involving a check that is not made payable to “The FBR Funds” (including, but not limited to, requests to purchase shares using third-party checks).  The availability of funds purchased by check may be subject to a hold up to 10 business days.

If your check does not clear, for any reason, the Transfer Agent will cancel your purchase and charge you for any loss to the Fund.  You may also be prohibited from future purchases.

You may also purchase shares by federal wire.  Call the Transfer Agent at 888.888.0025 prior to sending the wire to ensure you use the correct wiring instructions.  There is no charge from the Funds to make a wire purchase, however your bank may charge a fee for handling wire transfers.  All wires must be denominated in U.S. Dollars.

You should also notify the Transfer Agent before wiring funds for additional purchases.

The Transfer Agent will not process purchases or redemptions until it receives a fully completed and signed Account Application.

In-Kind Purchases

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser.  Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations.  The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form.  Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser.  If you are considering buying shares in this manner, please call 888.888.0025.

Systematic Investment Program

The Systematic Investment Program allows you to buy shares of a Fund at regular intervals.  If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount every month or quarter, on the fifth and/or twentieth day of the month.  A minimum initial investment of $500 is required to enroll in the Systematic Investment Program, and a $50 minimum for all subsequent systematic investments.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Program.  If you want to participate in the Systematic Investment Program, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms.

The Systematic Investment Program does not assure a profit and does not protect against loss in declining markets.  The Funds may modify or terminate the Systematic Investment Program at any time or charge a service fee.  No fee is currently charged or contemplated.

How to Redeem Shares

Generally.  The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund.  This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below $1,000 due to redemptions.  If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000.  You will not be required to redeem your account that has fallen below $1,000 due to market fluctuations.

Frequent Trading Policy and Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares.  Frequent trading into and out of a Fund can have adverse consequences for the Fund and the Fund’s long-term shareholders.  The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need; (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses); and (d) incur additional tax liability.  To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Redemption fees will not apply to the following transactions in participant directed retirement plans (such as 401k, 403b and 457 plans): (1) redemptions due to loans; (2) required minimum distributions; (3) plan or participant termination; and (4) redemptions and exchanges on initial payroll or employer contributions.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust.  The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Redeeming Through The Distributor, Authorized Broker-Dealers Or Investment Professionals

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request.  Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

Redeeming Through The Transfer Agent

Some circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud.  We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a Medallion program.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

Some of the circumstances that may require an original Medallion signature guarantee from one of the above programs include:

  Redemption proceeds that exceed $100,000;

  Proceeds that are not being paid to the owner of record, including the transfer of assets;

  Proceeds that are being sent to an address other than the address of record;

  Proceeds to be paid by check to an address of record that has been changed within 30 days; and

  Proceeds being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption.  Contact the Transfer Agent for requirements.

REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application that redemption proceeds are to be sent by wire transfer to a specific checking or savings account.  In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE, we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected.  We charge a transaction fee of $10.00 for payments by wire.  This fee may be waived for certain institutional accounts and broker/dealer accounts.  Your bank may also charge a fee for receiving the wire.

In order to protect your investment assets, the Funds will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and the Funds will not be liable, in those cases.  The Funds have certain procedures to confirm that telephone instructions are genuine.  Some of these procedures may include requiring personal identification; making checks payable only to the owner(s) of the account shown on the Funds’ records; mailing checks only to the account address shown on the Funds’ records; directing wires only to the bank account shown on the Funds’ records; providing written confirmation for transactions requested by telephone and tape recording instructions received by telephone.  The Funds reserve the right to refuse any transaction they believe to not be genuine.

Redemption In-Kind

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

Automatic Withdrawal

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis.  You must have a minimum account balance of $10,000 in a Fund to enroll in the automatic withdrawal program.  We will redeem shares in your account for this purpose.  As with other redemptions, we will charge a 1% fee for shares redeemed that have been held 90 days or less (see “Frequent Trading Policy and Redemption Fee,” above).  You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent.  If, as a result of your automatic withdrawals, your account balance in a Fund falls below $1,000, it may be subject to the minimum account balance requirements.  You may cancel the automatic withdrawal at any time.  The Funds reserve the right to cancel the plan if, on two or more consecutive months, there has been insufficient shares in your account.  The Funds may modify or terminate the automatic withdrawal program at any time.

Shareholder Services

Tax-Sheltered Retirement Plans.  You may invest in each Fund through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.  To determine which type of retirement plan is appropriate for you, please contact your tax adviser.  For further information about Fund-sponsored  Traditional, Roth and SEP IRA plans, please call the Transfer Agent.

Exchange Privilege.  You may exchange your shares of a Fund for shares of the same class of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025.  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent.  You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege.  You may add a telephone exchange feature to an existing account that previously did not provide for this option.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account.  If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above.  See “Redeeming Through the Transfer Agent.”

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans).  You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

Distribution and Shareholder Services Fees

Each Fund has adopted a distribution and shareholder services plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay distribution and shareholder services fees for the sale and distribution of its shares.  Under these plans, each Fund pays a distribution and shareholder services fee at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends and Distributions

The Balanced Fund declares and pays dividends from its net investment income, if any, quarterly.  The Core Bond Fund declares and pays dividends from its net investment income, if any, monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund.  You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution.  If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment.  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

Federal Tax Considerations

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions.  You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes on Sales or Exchanges.  If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

Other Considerations.  If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

Non-U.S. Shareholders.  Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the Fund's SAI.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com within ten business days following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the SEC on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocations and sector breakdowns) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

Shareholder Administrative Services Agreements

The Funds are authorized to enter into Shareholder Administrative Services Agreements pursuant to which each Fund is entitled to make payments to certain entities which may include investment advisers, brokers, dealers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of a Shareholder Administrative Services Agreement, a Fund is authorized to pay an Authorized Service Provider a shareholder administrative service fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Payments to Third Parties by the Adviser and its Affiliates

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is in addition to any Distribution (Rule 12b-1) Fees paid by the Funds to such intermediaries.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.   The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).   The information for the fiscal years ended March 31, 2009 and 2008 was audited by the Predecessor Funds’ independent registered public accounting firm, whose report, along with the Predecessor Funds’ audited financial statements, are included in the most recent annual report of the Predecessor Funds, which is available upon request.  The information for periods ended prior to 2008 was audited by the Predecessor Funds’ prior auditor.

FBR Balanced Fund

	Six Months Ended September 30, 2009(a) (unaudited)	Years Ended March 31,
		2009(a)	2008(a)	2007(a)	2006(a)	2005
Net asset value, beginning of period	$8.92	$12.27	$14.48	$13.48	$12.58	$11.69
Income from investment operations:
Net investment income	0.16	0.32	0.39	0.36	0.37	0.35
Net gain (loss) on securities (both realized and unrealized)	1.78	(3.23)	0.34	1.13	0.89	0.89
Redemption fees	—†	0.01	—	—	—	—
Total from investment operations	1.94	(2.90)	0.73	1.49	1.26	1.24
Less distributions:
Dividends from net investment income	(0.15)	(0.25)	(0.37)	(0.33)	(0.36)	(0.35)
Distributions from capital gains	—	(0.17)	(2.57)	(0.16)	—	—
Return of capital	—	(0.03)	—	—	—	—
Total Distributions	(0.15)	(0.45)	(2.94)	(0.49)	(0.36)	(0.35)
Net asset value, end of period	$10.71	$8.92	$12.27	$14.48	$13.48	$12.58
Total return	21.79%	(24.28%)	4.45%	11.19%	10.18%	10.72%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$27	$19	$22	$24	$13	$7
Ratio of expense to average net assets	1.24%	1.32%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	3.14%	3.03%	2.75%	2.52%	2.82%	3.15%
Ratio of expenses to average net assets before contractual and voluntary expense reimbursement and waivers	1.75%	1.84%	1.66%	1.51%	1.69%	2.25%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	2.63%	2.50%	2.42%	2.34%	2.46%	2.23%
Portfolio turnover rate	8%	32%	110%	28%	18%	27%

†      Amount represents less than $0.005 per share.

(a)  Per share amount calculated using average shares outstanding method.

FBR Core Bond Fund

	Six Months Ended September 30, 2009(a) (unaudited)	Years Ended March 31,
		2009(a)	2008(a)	2007(a)	2006(a)	2005
Net asset value, beginning of period	$8.75	$9.16	$9.71	$9.77	$9.76	$9.86
Income from investment operations:
Net investment income	0.19	0.35	0.42	0.50	0.43	0.28
Net gain (loss) on securities (both realized and unrealized)	0.63	(0.44)	—	0.05	0.16	(0.06)
Redemption fees	—†	—†	—	—	—	—
Total from investment operations	0.82	(0.09)	0.42	0.55	0.59	0.22

Less Distributions:
Dividends from net investment income	(0.18)	(0.32)	(0.39)	(0.51)	(0.48)	(0.28)
Distributions from capital gains	—	—	(0.58)	(0.10)	(0.10)	(0.04)
Total distributions	(0.18)	(0.32)	(0.97)	(0.61)	(0.58)	(0.32)
Net asset value, end of period	$9.39	$8.75	$9.16	$9.71	$9.77	$9.76
Total return	9.42%	(0.93%)	4.48%	5.87%	6.22%	2.27%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$4	$2	$2	$4	$8	$22
Ratio of expenses to average net assets	1.32%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	4.22%	4.02%	4.40%	5.18%	4.41%	2.90%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers	2.02%	2.14%	2.19%	1.97%	2.09%	2.32%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	3.52%	3.21%	3.53%	4.54%	3.65%	1.91%
Portfolio turnover rate	12%	39%	102%	10%	28%	47%

†        Amount represents less than $0.005 per share.

(a)    Per share amount calculated using average shares outstanding method.

THE FBR FUNDS
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

ADDITIONAL INFORMATION

THE FBR FUNDS

Fixed Income/Blended Funds, Investor Class

Additional information about the Funds is available free of charge, upon request, in the following forms:

  Statement of Additional Information: includes additional information about the Funds’ operations.  The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

  Annual Report: includes additional information about the Funds’ investments and a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

  Semi-Annual Report and Quarterly Reports: includes additional information about the Funds’ investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:	888.888.0025

By mail:	The FBR Funds FBR Fixed Income/Blended Funds P.O. Box 5354 Cincinnati, OH 45201-5354

By e-mail:	fbrfundsinfo@fbr.com

On the Internet:	The materials may be read or downloaded on the Funds’ website at www.fbrfunds.com .

In an effort to eliminate unnecessary duplication and reduce the cost to shareholders, the Funds will mail only one copy of the Prospectus or other shareholder reports to shareholders with the same mailing address.  If you would prefer to receive a copy of the Prospectus or other shareholder reports for each shareholder at a mailing address, please contact the Funds at 888.888.0025.

Information about the Funds (including the Funds’ Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission’s (“Commission”) Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 202.551.8090 or 800.SEC.0330.  Reports and other information about the Fund are available on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

Fixed Income/Blended Funds
I Class

FBR Balanced Fund (AFBAX)

FBR Core Bond Fund (AFHYX)

PROSPECTUS
March 12, 2010

This prospectus describes the I Class shares offered by the FBR Balanced Fund and the FBR Core Bond Fund, two separate investment series of The FBR Funds.  Investor Class shares of the Funds are available through a separate prospectus dated March 12, 2010.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE.  ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

SUMMARY INFORMATION

FBR Balanced Fund

Investment Objective

The investment objective of the Balanced Fund is to seek long-term capital growth and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement[1]	(0.42%)
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.08%

[1]

FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.08% of the Fund’s average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the I Class Shares of the Fund.  The Adviser has agreed to maintain these expense limitations through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund’s predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was incurred. The agreement may only be terminated by the Fund's Board.

1

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Balanced Fund	$110	$343	$692	$1,676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality domestic corporate, agency and government bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest in the stocks of companies of any size without regard to market capitalization. The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns.  The approach of both sub-advisers of the Fund places a focus on seeking downside protection.  The Fund expects to change its allocation mix over time based on FBR Fund Advisers, Inc.’s (the “Adviser”) view of economic conditions and underlying security values.  The Fund may invest in Initial Public Offerings (“IPOs”).  Under normal circumstances, the Adviser will allocate approximately 40% of the Fund’s assets to a sub-adviser to be invested in fixed income securities and the remainder of the Fund’s assets to a sub-adviser to be invested in equity securities.  Many of the Fund’s common stock investments are expected to pay dividends.

2

The London Company (“London Co.”) manages the equity portion of the Fund’s portfolio and Financial Counselors, Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio.  London Co. utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.  In addition, London Co. further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs.

FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund's performance will be positive over any period of time, either short-term or long-term.

Equity Investments.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

3

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the S&P 500 Index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Balanced Fund, a new portfolio of The FBR Funds.  Performance figures shown below represent the Class I shares of the Predecessor Fund.

4

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter	Quarter Ended June 30, 2003	13.50%
Worst Quarter	Quarter Ended December 31, 2008	(13.59)%

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	10-Year

Return Before Taxes	18.76%	4.72%	5.83%
Return After Taxes on Distributions	17.79%	2.92%	4.24%
Return After Taxes on Distributions and Sale of Fund Shares	12.11%	3.34%	4.27%
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]	26.47%	0.42%	(0.95)%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

5

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”) serves as the investment adviser to the Fund.

Sub Advisers

The Adviser has retained The London Company (“London Co.”) and Financial Counselors, Inc. (“FCI”), for the day-to-day management of the equity and fixed income portions of the Fund’s portfolio, respectively.

Portfolio Managers

The London Co. investment team jointly and primarily responsible for managing the equity portion of the Fund’s portfolio is comprised of Stephen M. Goddard, CFA (Managing Director and Founder), Jonathan T. Moody (Director of Research and Portfolio Manager) and J. Wade Stinnette, Jr. (Portfolio Manager).  Messrs. Goddard and Moody have each been a portfolio manager of the Fund since July 16, 2007 and Mr. Stinnette has been a portfolio manager of the Fund since April 1, 2008.

The FCI investment team that is jointly and primarily responsible for managing the fixed income portion of the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a portfolio manager of the Fund since July 16, 2007.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page 12.

6

FBR Core Bond Fund

Investment Objective

The investment objective of the Core Bond Fund is to seek current income with capital growth as a secondary objective.

Fees and Expenses

This table describes the fees and estimated expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (on redemptions and exchanges made within 90 days of purchase)	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.72%
Fee Waiver and/or Expense Reimbursement[1]	(0.67)%
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement[1]	1.05%

[1]

FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent total annual fund operating expenses exceed 1.05% of the Fund’s average daily net assets (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) of the I Class Shares of the Fund.  The Adviser has agreed to maintain these expense limitations with regard to the Fund through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement and any prior agreements to which the Fund’s predecessor was subject if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the expense was  incurred.  The agreement may only be terminated by the Fund's Board.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 YEAR	3 YEARS	5 YEARS	10 YEARS

Core Bond Fund	$107	$334	$733	$1,852

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities, which primarily include domestic investment grade corporate, agency and governmental bonds.  The Fund may also invest in mortgage-backed securities, asset-backed securities and Yankee bonds.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest in Initial Public Offerings (“IPOs”).

Financial Counselors, Inc. (“FCI”) will use its core fixed income philosophy to manage the fixed income segment of the Fund.  FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  FCI applies a reasoned approach to fixed income management which is based on continuous analysis and assessment of the variables that influence bond prices.  FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

Market Risks.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

Debt Investments.  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

8

Foreign Investments.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  The Fund may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

High Yield Investments.  The Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.

IPO Investments.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

Mortgage-Backed and Asset-Backed Securities Investments.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of an investment in the Fund’s shares.  The bar chart shows the Fund’s performance for each of the last ten calendar years. The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar years of the Fund, both before and after taxes, compared to those of a broad-based index, the Barclays Capital Intermediate U.S. Government/Credit Index.

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Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the “Predecessor Fund”) which commenced investment operations on June 3, 1997.  On March 12, 2010, the Predecessor Fund was reorganized as the FBR Core Bond Fund, a new portfolio of The FBR Funds.  Performance figures shown below represent the Class I shares of the Predecessor Fund.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter	Quarter Ended June 20, 2003	8.51%
Worst Quarter	Quarter Ended March 31, 2005	(2.75)%

Average Annual Total Returns
For the Periods Ended December 31, 2009

	1-Year	5-Year	10-Year

Return Before Taxes	9.80%	4.71%	7.13%
Return After Taxes on Distributions	8.01%	2.69%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares	6.42%	2.95%	4.67%
Index
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.52%	4.71%	6.34%

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

10

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”) serves as the investment adviser to the Fund.

Sub Advisers

The Adviser has retained FCI for the day-to-day management of the Fund’s portfolio.

Portfolio Managers

The FCI investment team that is jointly and primarily responsible for managing the Fund’s portfolio is comprised of Gary B. Cloud, CFA and Peter G. Greig, CFA, who are both Senior Vice Presidents and Portfolio Managers of FCI.  Messrs. Cloud and Greig have each been a portfolio manager of the Fund since July 16, 2007.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please to the section entitled “Investing in the Funds” on page 12.

11

Investing in the Funds

Purchase and Sale of Fund Shares

Purchasing Fund Shares. The minimum initial investment for a Fund is $1,000,000.  There is no minimum requirement for subsequent investments. You may buy shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”). FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

Selling Fund Shares.  You may redeem (sell) your shares on any Business Day.  The price you receive for your shares will be the NAV next determined after your order is received in proper form.

Tax Information

The Funds intend to make distributions that may be taxed as either ordinary income or capital gains and you will generally have to pay federal income tax on such Fund distributions unless you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

OTHER IMPORTANT INFORMATION

Further Discussion of Risks

MARKET RISKS.  Loss of money is a risk of investing in the Funds.  The net asset value of the Funds can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.  A fund’s success depends largely on an adviser’s or sub-adviser’s ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds and small cap or mid cap stocks will be more or less favorable than large cap company stocks.  Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

12

EQUITY INVESTMENTS.  Because the Balanced Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to the value of a company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.  Your investment in the Fund is not guaranteed.

HIGH YIELD INVESTMENTS.  Each Fund may invest a small portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds.  Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies.  Lower-rated securities also tend to have less liquid markets than higher-rated securities.  In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.  The Funds may invest in both sponsored and unsponsored ADRs which are receipts issued by a U.S. bank or trust company evidencing ownership of an indirect interest in underlying securities issued by a foreign issuer.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the non-U.S. issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the non-U.S. issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

13

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES INVESTMENTS.  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Funds may have to replace the security by investing the proceeds in a less attractive security.  This may reduce a Fund’s share price and income distribution.

INITIAL PUBLIC OFFERING (“IPO”) INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.  As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Funds’ sub-advisers cannot guarantee continued access to IPOs.

MID-CAP and SMALL-CAP INVESTMENTS.  The Balanced Fund’s equity investments may include investments in mid- and small-cap companies.  Investing in the securities of mid- and small-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

14

Investment Objectives

The Funds’ investment objectives are non-fundamental and may be changed without shareholder approval.

Fund Management

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees (“Board”) of The FBR Funds (the “Trust”).  The Adviser continually oversees and supervises the investment activities of the sub-advisers to the Funds.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser.  As of January 31, 2010, it managed approximately $1.26 billion of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets, Inc.

Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust the Adviser is entitled to receive a monthly fee, at an annual rate of 0.80% of the average daily net assets of the Balanced and Core Bond Funds.  The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund.  The Adviser has agreed in writing with each of the Funds to waive a portion of its investment advisory fees and assume certain expenses in order to maintain the total annual operating expenses of each of the Funds at an agreed upon level through February 28, 2013.  In addition, with respect to the Balanced Fund, the Adviser has also agreed to voluntarily limit fees and/or pay expenses in amounts necessary in order to limit the total annual operating expenses of the Balanced Fund, after any such fee waivers and/or expense reimbursements, to 0.99% (excluding 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses), for the period until March 12, 2012.  As the Funds have not commenced operations as of the date of the Prospectus, they have not paid any management fees to the Adviser.

The Trust has applied for an exemptive order from the SEC to permit the Adviser, subject to the approval of the Board, to enter into, and materially amend, sub-advisory agreements with any sub-adviser retained by the Adviser and the Funds to manage the Funds without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the affected Fund.  Shareholders of each of the Funds have approved such a “manager of managers” arrangement.  If the SEC grants the exemptive order, in the event that there is a change in any of the sub-advisers retained by the Funds, shareholders would receive information about the change and about any new sub-adviser selected.  While shareholders would not be permitted to vote on the selection of new sub-advisers, they would retain the right to vote on any material change to the Adviser.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory and sub-advisory agreements for the Balanced and Core Bond Funds will be available in the Funds’ next shareholder report.

15

Sub-Advisers

Pursuant to Investment Sub-Advisory Agreements, the Adviser retains The London Company (“London Co.”), located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, and Financial Counselors, Inc. (“FCI”), located at 442 West 47th Street, Kansas City, MO 64110, to manage the Balanced Fund’s equity and fixed income investments, respectively.  The Adviser also retains FCI to manage the Core Bond Fund.  In this capacity, subject to the supervision of the Adviser and the Board, London Co. and FCI direct the investment of their portion of the Funds’ assets, continually conduct investment research and supervision for the Funds, and are responsible for the purchase and sale of the Funds’ investments.  For these services, the Adviser (and not the Funds) pays London Co. and FCI a fee from the Adviser’s advisory fees.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the Funds’ portfolio managers.  With respect to each Fund, the sub-advisers employ the portfolio managers responsible for managing each Fund’s investments.  Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day-to-day trading decisions distributed equally amongst the investment professionals of the sub-advisers.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Funds’ SAI.

Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Cloud has managed the fixed income portion of the Balanced Fund and the assets in the Core Bond Fund since July 16, 2007.  He joined FCI in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Committee.  He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.  He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company.  His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles.

16

Stephen M. Goddard, CFA, is Managing Director and Founder of London Co., and heads London Co.’s Investment Committee.  Mr. Goddard has managed the equity portion of the Balanced Fund since July 16, 2007.  He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990.  In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded London Co. in early 1994.  He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of FCI.  Mr. Greig has managed the fixed income portion of the Balanced Fund and the assets in the Core Bond Fund since Jul 16, 2007.  He joined FCI in 1989 as a Trader and fixed income Analyst.  He manages fixed income portfolios for institutional clients.  In addition, he provides fixed income expertise to other managers and chairs FCI’s Fixed Income Investment Committee.  Mr. Greig is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute.

Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of London Co.’s Investment Committee.  Mr. Moody has managed the equity portion of the Balanced Fund since the commencement of operations.  Prior to joining the London Co. in 2002, he founded Primary Research Group.  Mr. Moody has over 17 years of investment experience.  He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998. Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

J. Wade Stinnette, Jr. is a Portfolio Manager and member of London Co.’s Investment Committee.  Mr. Stinnette has managed the equity portion of the Balanced Fund since joining the London Co. in April 2008.  Mr. Stinnette has over 22 years of investment experience, most of it spent at Wachovia Corporation where, as Senior Vice President and Investment Officer, he concentrated on institutional clients.  He left Wachovia in 2002 to help form Tanglewood Asset Management, an employee-owned, SEC-registered advisory firm, which he and his partners sold, creating the opportunity to join London Co.  A 1980 graduate of Virginia Military Institute (“VMI”), Mr. Stinnette earned his B.A. in Chemistry (with distinction) and has performed graduate studies in business at James Madison University.  He is Vice Chairman of the Board of Directors of VMI Research Laboratories, Inc. and has served as both Secretary and Treasurer of the CFA Society of South Carolina.  Following graduation from VMI, Mr. Stinnette served six years as a Commissioned Officer in the United States Marine Corps.

Shareholder Information

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form.  You pay no sales charges to invest in the Funds.

17

Choosing a Class of Shares

The FBR Funds offer different classes of shares.  For information about other classes of shares that are available, call The FBR Funds at 888.888.0025.

Determination of Net Asset Value

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”). Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the Fund’s next determined NAV.

Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or sale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Generally.  I Class shares are only available for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, Adviser or affiliates of the Adviser.  You may buy shares of the Funds on any Business Day. The minimum initial investment is $1,000,000. There is no minimum requirement for subsequent investments. The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment minimum requirements at any time.

If you no longer meet the minimum investment for I Class shares, for any reason other than due to market fluctuations, the Funds may convert your I Class shares to Investor Class shares.  You will be notified in writing before any such conversion to Investor Class shares.

18

Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above.  The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

Buying Shares Through the Distributor, Other Authorized Broker-Dealers or Investment Professionals

The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check or wire Federal Funds.  The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

19

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus.  You should contact your Investment Professional concerning these fees and conditions (if any).  Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

FBR Services reserves the right to designate Authorized Broker-Dealers at its sole discretion, reject any specific purchase request and to suspend distribution through the Distributor or any such Authorized Broker-Dealers.  In addition, FBR Services may choose not to offer or open certain funds until such time as it deems appropriate.

In-Kind Purchases

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser.  Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations.  The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form.  Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser.  If you are considering buying shares in this manner, please call 888.888.0025.

How to Redeem Shares

Generally.  You may redeem (sell) your shares on any Business Day. The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund. This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below the minimum investment required due to redemptions. If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over the minimum investment. You will not be required to redeem your account if it has fallen below the minimum investment due to market fluctuations.

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Frequent Trading Policy and Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares.  Frequent trading into and out of a Fund can have adverse consequences for the Fund and the Fund’s long-term shareholders.  The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need; (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses); and (d) incur additional tax liability.  To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust.  The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

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Redeeming Through The Distributor, Authorized Broker-Dealers Or Investment Professionals

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request.  Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

Redemption In-Kind

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

Shareholder Services

Exchange Privilege.  You may exchange your shares of a Fund for shares of the same class of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025.  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent.  You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege.  You may add a telephone exchange feature to an existing account that previously did not provide for this option.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account.  If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above.  See “Redeeming Through the Transfer Agent.”

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For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans).  You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

Dividends and Distributions

The Balanced Fund declares and pays dividends from its net investment income, if any, quarterly.  The Core Bond Fund declares and pays dividends from its net investment income, if any, monthly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund.  You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution.  If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment.  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

Federal Tax Considerations

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions.  You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

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Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire after 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

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Taxes on Sales or Exchanges.  If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

Other Considerations.  If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

Non-U.S. Shareholders.  Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the Fund's SAI.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com within ten business days following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the SEC on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocations and sector breakdowns) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

Payments to Third Parties by the Adviser and its Affiliates

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

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FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Predecessor Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.   The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Predecessor Fund (assuming reinvestment of all dividends and distributions, if any).   The information for the fiscal years ended March 31, 2009 and 2008 was audited by the Predecessor Funds’ independent registered public accounting firm, whose report, along with the Predecessor Funds’ audited financial statements, are included in the most recent annual report of the predecessor funds, which is available upon request.  The information for periods ended prior to 2008 was audited by the Predecessor Funds’ prior auditor.

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FBR Balanced Fund

	Six Months Ended September 30, 2009(a) (unaudited)	Years Ended March 31,
		2009(a)	2008(a)	2007(a)	2006(a)	2005
Net asset value, beginning of period	$8.52	$11.75	$13.98	$13.04	$12.19	$11.37
Income from investment operations:
Net investment income	0.16	0.33	0.42	0.38	0.39	0.41
Net gain (loss) on securities (both realized and unrealized)	1.71	(3.10)	0.33	1.10	0.86	0.82
Redemption fees	—†	0.01	—	—	—	—
Total from investment operations	1.87	(2.76)	0.75	1.48	1.25	1.23
Less distributions:
Dividends from net investment income	(0.16)	(0.26)	(0.41)	(0.38)	(0.40)	(0.41)
Distributions from capital gains	—	(0.17)	(2.57)	(0.16)	—	—
Return of capital	—	(0.04)	—	—	—	—
Total Distributions	(0.16)	(0.47)	(2.98)	(0.54)	(0.40)	(0.41)
Net asset value, end of period	$10.23	$8.52	$11.75	$13.98	$13.04	$12.19
Total return	22.02%	(24.13%)	4.75%	11.47%	10.42%	10.97%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$37	$31	$41	$47	$52	$47
Ratio of expense to average net assets	0.99%	1.07%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets	3.39%	3.24%	3.00%	2.76%	3.06%	3.49%
Ratio of expenses to average net assets before contractual and voluntary expense reimbursement and waivers	1.50%	1.58%	1.41%	1.25%	1.45%	1.87%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	2.88%	2.73%	2.67%	2.59%	2.69%	2.70%
Portfolio turnover rate	8%	32%	110%	28%	18%	27%

†         Amount represents less than $0.005 per share.

(a)     Per share amount calculated using average shares outstanding method.

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FBR Core Bond Fund

	Six Months Ended September 30, 2009(a) (unaudited)	Years Ended March 31,
		2009(a)	2008(a)	2007(a)	2006(a)	2005
Net asset value, beginning of period	$8.11	$8.52	$9.10	$9.15	$9.13	$9.23
Income from investment operations:
Net investment income	0.19	0.35	0.39	0.49	0.45	0.29
Net gain (loss) on securities (both realized and unrealized)	0.58	(0.42)	0.03	0.05	0.12	(0.06)
Redemption fees	—†	—†	—	—	—	—
Total from investment operations	0.77	(0.07)	0.42	0.54	0.57	0.23
Less distributions:
Dividends from net investment income	(0.19)	(0.34)	(0.42)	(0.49)	(0.45)	(0.29)
Distributions from capital gains	—	—	(0.58)	(0.10)	(0.10)	(0.04)
Total Distributions	(0.19)	(0.34)	(1.00)	(0.59)	(0.55)	(0.33)
Net asset value, end of period	$8.69	$8.11	$8.52	$9.10	$9.15	$9.13
Total return	9.57%	(0.74%)	4.78%	6.11%	6.47%	2.54%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$24	$22	$22	$13	$13	$12
Ratio of expense to average net assets	1.07%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets	4.43%	4.27%	4.46%	5.44%	4.95%	3.18%
Ratio of expenses to average net assets before contractual and voluntary expense reimbursement and waivers	1.76%	1.89%	1.94%	1.72%	1.79%	2.09%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers	3.74%	3.46%	3.60%	4.80%	4.24%	2.17%
Portfolio turnover rate	12%	39%	102%	10%	28%	47%

†         Amount represents less than $0.005 per share.

(a)      Per share amount calculated using average shares outstanding method.

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THE FBR FUNDS
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

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ADDITIONAL INFORMATION

THE FBR FUNDS

Fixed Income/Blended Funds, I Class

Additional information about the Funds is available free of charge, upon request, in the following forms:

  Statement of Additional Information: includes additional information about the Funds’ operations.  The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

  Annual Report: includes additional information about the Funds’ investments and a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

  Semi-Annual Report and Quarterly Reports: includes additional information about the Funds’ investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:	888.888.0025

By mail:	The FBR Funds FBR Fixed Income/Blended Funds P.O. Box 5354 Cincinnati, OH 45201-5354

By e-mail:	fbrfundsinfo@fbr.com

On the Internet:	The materials may be read or downloaded on the Funds’ website at www.fbrfunds.com .

In an effort to eliminate unnecessary duplication and reduce the cost to shareholders, the Funds will mail only one copy of the Prospectus or other shareholder reports to shareholders with the same mailing address.  If you would prefer to receive a copy of the Prospectus or other shareholder reports for each shareholder at a mailing address, please contact the Funds at 888.888.0025.

Information about the Funds (including the Funds’ Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission’s (“Commission”) Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 202.551.8090 or 800.SEC.0330.  Reports and other information about the Fund are available on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

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THE FBR FUNDS

FBR Balanced Fund Investor Class (AFSAX) and I Class (AFBAX)

FBR Core Bond Fund Investor Class (AFHAX) and I Class (AFHYX)

1001 Nineteenth Street North, Arlington, Virginia 22209

888.888.0025

STATEMENT OF ADDITIONAL INFORMATION

March 12, 2010

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectuses of the Funds dated March 12, 2010, as supplemented from time to time (the “Prospectuses”).   This SAI is incorporated by reference in its entirety into the Prospectuses.  Copies of the SAI and Prospectuses may be obtained at no charge by writing or calling the address or phone number shown above.

 FUND ORGANIZATION

The FBR Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware.  The Trust currently consists of eleven separate investment series which include the FBR Balanced Fund and the FBR Core Bond Fund (collectively, the “Funds”) described in this SAI.  The FBR Balanced Fund is the investment successor to the AFBA 5Star Balanced Fund and the FBR Core Bond Fund is the investment successor to the AFBA 5Star Total Return Bond Fund (the AFBA 5 Star Balanced Fund and the AFBA 5Star Total Return Bond Fund are referred to collectively herein as the “Predecessor Funds”).  The Predecessor Funds commenced operations on June 3, 1997. On March 12, 2010, the Predecessor Funds were each reorganized as the FBR Balanced Fund and FBR Core Bond Fund. The Funds are diversified funds. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses.  Capitalized terms not defined herein are used as defined in the Prospectuses.  No investment in shares of the Funds should be made without first reading the Prospectuses.

The Funds offer two separate classes of shares: Investor Class shares and I Class shares.  The shares of the Funds’ represent an interest in the same assets of the Funds, have the same rights and are identical in all material respects except that: (i) each class of shares may bear different (or no) distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (iv) certain classes offer different features and services to shareholders.  The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

INVESTMENTS AND RISKS

The following are the investment strategies and risks associated with investing in the Funds. The Funds’ principal investment strategies are detailed in the Funds’ Prospectus. The following paragraphs detail other investment strategies the Funds may pursue and the risks associated therewith.

SPECIAL NOTE REGARDING RECENT MARKET EVENTS

Events in the financial sector over the past few years have resulted in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestic and international.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect of the Funds’ investments.  It is uncertain how long these conditions will continue.

1

The instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state, and other governments, regulatory agencies, and self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Asset-Backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, and other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Cash Management. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody’s and S&P. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes. The securities used for cash management can decrease in value. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines.

Convertible Securities. The Funds may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the sub-advisers anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objective and policies.

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Covered Call Options. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of a Fund’s total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund’s obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Debt Securities. In addition to investing for cash management purposes, each Fund may invest in debt securities under normal conditions. A debt security represents a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule.

The yields and principal values of debt securities fluctuate. The market prices of debt securities usually vary depending on available yields. Generally, values of debt securities change inversely with interest rates. An increase in interest rates will generally reduce the value of debt securities and vice versa. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The ability of a Fund to achieve its investment objective(s) is also dependent on the continuing ability of issuers of debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The debt investments of the Funds may invest in debt securities that are generally rated Baa3 or higher by Moody’s or S&P equivalent; or unrated debt that is determined by the Funds’ sub-advisers to be of comparable quality.

Equity Securities. Each of the Funds may invest in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stocks are equity securities that often pay dividends at a specified rate and have a preference over common stocks in dividend payments and liquidation of assets. Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities.

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IPO Risks.  Each Fund may invest in initial public offerings. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the sub-adviser cannot guarantee continued access to IPOs.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. A Fund’s illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the “1933 Act”).

The Funds may also, when consistent with their investment objectives and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the sub-advisers determine, under guidelines approved by the Board, that an adequate trading market exists. The practice of investing in Rule 144A securities could increase the level of a Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

International Investing. International investing allows a mutual fund the opportunity to avoid being exclusively tied to the performance of the U.S. economy and can expose a fund to growth in foreign and/or emerging markets. However, international investing also involves risks such as currency fluctuation and instability. Neither of the Funds intend to invest directly in foreign securities or foreign currencies.

The Core Bond Fund and the debt portion of the Balanced Fund may invest in foreign bonds denominated in U.S. dollars and registered with the SEC for sale in the U.S., commonly referred to as Yankee bonds. The Funds may gain international exposure through investing in American Depositary Receipts (ADRs) and securities of foreign companies that are traded on U.S. stock exchanges. ADRs, which are receipts typically issued by domestic banks or trust companies, are publicly traded in the United States and represent ownership in underlying foreign securities. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Investment Company Securities.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and exchange-traded funds ("ETFs") which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

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Investing in foreign companies, even indirectly through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets) different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Mid Cap Securities. Generally, mid cap companies may have more potential for growth than large cap companies. Investing in mid cap companies, however, may involve greater risks than investing in large cap companies. Mid cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Mid cap company stocks may be bought and sold less often and in smaller amounts than large cap company stocks. Because of this, if a Fund wants to sell a large quantity of a mid cap company’s stock, it may have to sell at a lower price than the sub-advisers might prefer, or it may have to sell in smaller than desired quantities over a period of time. The Balanced Fund will occasionally invest in equity securities of such mid cap companies.

Small Cap Securities. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Small cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and therefore investments in small cap company securities may involve greater price volatility than investments in securities of larger, more established companies. The Balanced Fund may invest in equity securities of such small cap companies. Therefore investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Large Cap Securities. Investment in large cap company securities involves certain risks because large cap companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Balanced Fund may occasionally invest in equity securities of such large cap companies.

High Yielding Securities. Each Fund may invest up to 10% of its respective net assets in high-yielding, higher-risk debt securities (so-called “junk bonds”). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to meet their principal and interest payment obligations, to reach projected business goals and to obtain additional financing.

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The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in higher volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Therefore, past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yielding/higher-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds’ policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser’s own independent and ongoing review of credit quality.

As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond’s maturity date. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities. The Funds are also subject to income risk, which is the potential for a decline in the respective Fund’s income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

Money Market Securities. Investments by the Funds in money market securities shall include government securities, commercial paper, money market funds, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories of Moody’s and S&P.

Mortgage-backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial bankers, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The market value of mortgage securities will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

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Repurchase Agreements. The Funds may invest in issues of the U.S. Treasury or a United States government agency in the form of repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. A Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund’s yield under such agreements, which is monitored on a daily basis. Under the Investment Company Act of 1940, as amended (the “1940 Act”) , repurchase agreements may be considered loans; however, the Funds consider repurchase agreements contracts for the purchase and sale of securities, and they seek to perfect a security interest in the collateral securities so that they have a right to keep and dispose of the underlying collateral in the event of a default.

The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds’ sub-advisers acknowledge these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Investment Company Securities.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, unit investment trusts, and exchange-traded funds (“ETFs”) which may be organized as either open-end investment companies or unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.

INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment limitations are fundamental with respect to the Funds and may not be changed without prior approval of a majority of the Funds’ outstanding voting shares.  As defined in the 1940 Act, the term “majority” means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

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The Funds may not:

1.   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.   Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

4.   Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing or such other percentage permitted by law.

5.   Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6.   Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities.

7.   With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8.   Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

General.  The policies and limitations listed above supplement those set forth in the Prospectuses.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

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Portfolio Turnover. Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the sub-advisers, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The portfolio turnover rates for the Predecessor Funds as of the fiscal years ended March 31, 2008 and 2009 are set forth below.

Fund	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
AFBA 5Star Balanced Fund	32%	110%
AFBA 5Star Total Return Bond Fund	39%	102%

VALUATION OF PORTFOLIO SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.  Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes.  Bid price is used when no asked price is available.  Short-term investments are carried at amortized cost, which approximates value.  Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Board of Trustees.  Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of the Fund’s shares.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.  The Board of Trustees will review the method of valuation on a current basis.  In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased.  This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

Determination of Net Asset Value.  Each Fund’s NAV is determined as of the end of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on days the NYSE is open for business.  In computing the Fund’s NAV, all liabilities incurred or accrued are deducted from net assets.  The resulting net assets are divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

NYSE Closings.  The holidays (as observed) on which the NYSE is closed currently are:  New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotations

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return.  Under rules adopted by the Securities and Exchange Commission (the “SEC”), Fund advertising stating performance must include total return quotes calculated according to the following formula:

 P (1+T)n = ERV

Where:	P =	a hypothetical initial payment of $1,000.
	T =	average annual total return.
	n =	number of years.
	ERV=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds.  In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at NAV as described in the Prospectus for the Funds on the reinvestment dates during the period.  Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Funds, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Funds with other measures of investment return.  For example, in comparing the total return of the Funds with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500, or Russell 2000, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in the Funds’ shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date.  Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.  Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under rules adopted by the SEC.

Since the Funds had not commenced operations as of the date of this SAI, no performance information is available.

Average Annual Total Return After Taxes on Distributions Quotations

The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions.  This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

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ATVD
Average Annual Total Return After Taxes =	[_______ to the 1/nth power ‑1]
(after taxes on distributions and redemption)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

Average Annual Total Return After Taxes on Distributions and Redemption Quotations

The Funds compute their average annual total return after taxes on distributions and redemption by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemption.  This is done by dividing the ending redeemable value after taxes on fund distributions and redemption of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

ATVDR
Average Annual Total Return After Taxes =	[_______ to the 1/nth power ‑1]
(after taxes on distributions and redemption)	P

Where: P =	a hypothetical initial payment of $1,000.
n =	number of years.
ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Investor Class shares may be purchased or redeemed through FBR Investment Services, Inc., (“FBR Services” or “Distributor”) account executives, other authorized dealers or directly through the Trust's transfer agent, JPMorgan Chase Bank N.A. (“JPMorgan” or “Transfer Agent”), P.O. Box 5354, Cincinnati, Ohio 45201-5354.  The minimum initial investment for each Fund is $2,000.  The minimum initial investment for Individual Retirement Accounts (“IRAs”), or pension, profit-sharing or other employee benefit plans is $1,000.  There is no subsequent minimum investment requirement.

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I Class shares are intended only for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, Adviser or affiliates of the Adviser. The minimum initial investment is $1,000,000. There is no minimum requirement for subsequent investments.

You may buy shares of the Funds on any Business Day. The Funds reserve the right to reject any purchase order or change the initial and subsequent investment minimum requirements at any time.

Shares may be purchased at a price equal to their next determined NAV.  The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Redemption In-Kind.  Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund.  To the extent available, such securities will be readily marketable.  Redemption in-kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable.  The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period.  A shareholder will incur brokerage costs in disposing of securities acquired when the redemption price is paid in whole or in part by a distribution of securities.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC by order may permit to protect Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Balanced Fund ordinarily declares and pays dividends from its net investment income quarterly. The Core Bond Fund ordinarily declares and pays dividends from it net investment income monthly. Each Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment. The amount of distributions may vary from time to time depending on market conditions and the composition of a Fund’s portfolio.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of the Fund shall include those appropriately allocable to the Fund.

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TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. The Funds intend to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Funds generally are exempt from Federal income tax on their net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Funds must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, net income from certain publicly traded partnerships or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or in certain publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund, including any short-term capital gains derived from transactions in options or other hedging transactions (as discussed below), will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Funds intend to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

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In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.  Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Funds must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.  To prevent application of the excise tax, the Funds intend to make their distributions in accordance with the calendar year distribution requirement.

The Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% (currently scheduled to increase to 31% after 2010) of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

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Disposition of Shares.  Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Funds expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments.  Special rules govern the Federal income tax treatment of financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that a Fund must distribute to its shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount.  The Funds may purchase debt securities with original issue discount.  Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity.  Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Market Discount.  The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it.  In particular, the Funds will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

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Hedging Transactions.  The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is short-term capital gain to the Fund.  If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by the Funds may result in “straddles” for U.S. Federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear.  Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

The Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales.  IRS rules may affect the timing and character of gain if the Funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon a Fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

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Foreign Shareholders.   The tax consequences to a foreign shareholder of an investment in the Funds may be different from those described herein.   Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.  If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate or 30% (or, if applicable, lower treaty rate) upon the gross amount of the dividend.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

Other Taxation.  The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates).  Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.  Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TRUSTEES AND OFFICERS

Board of Trustees.  Overall responsibility for management of the Trust rests with the Board of Trustees (“Trustees” or “Board”). Subject to the Trust’s Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out their responsibilities, including the appointment and removal of the Trust’s officers. There are currently five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Board Leadership Structure. Mr. Michael A. Willner, who is an Independent Trustee, serves as the Chairman of the Board and, in this role, acts as a liaison between the Board, management and legal counsel to the Funds and independent legal counsel to the Independent Trustees. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust's Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board. The Board has designated a number of standing committees, as further discussed below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

Trustee Qualifications. There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each Trustee represent a diversity of experiences and skills. In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Reena Aggarwal – As a professor of finance in the business school of a major university and a former academic scholar at government and regulatory agencies, Ms. Aggarwal has experience in corporate and financial matters and has been designated as one of the Board's two financial experts on its Audit Committee.

William E. Cole, Jr. – As a certified public accountant and a former partner with a major independent registered public accounting firm with over 35 years of experience in the industry, Mr. Cole has experience in the auditing of both public and private companies. Mr. Cole has also been designated as one of the Board's two financial experts on its Audit Committee, of which he is the Chairman.

David H. Ellison – Through his positions as director, chief executive officer, chief investment officer, president and portfolio manager of FBR Fund Advisers, Inc., the investment adviser to the Funds, Mr. Ellison has experience in the development and management of registered investment companies, enabling him to provide management input and investment guidance to the Board.

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Charles 0. Heller – As a former chief executive officer of two operating companies, Mr. Heller has experience with a variety of financial, management, regulatory and operational issues. He also has experience as a director of several public and privately held companies.

Michael A. Willner – As a trained attorney, entrepreneur and business owner, Mr. Willner has experience in business management and legal matters. He also has had long-standing service as a Trustee of the Board, having served on the Board since the Funds' first year of operations in 1997.

Information about the Trustees of the Trust is included in the following table. The address for each Trustee is 1001 Nineteenth Street North, Arlington, VA, 22209.

Name, Address and Age	Term of Office* and Length of Time Served**	Principal Occupation During Past 5 Years	Portfolios Overseen in the Trust and Fund Complex***	Other Directorships
Independent Trustees
Michael A. Willner, 52	Since June 1997	CEO AlphaGrip, Inc. January 2001 to present; President, New Traders, Inc., September 1996 - December 2000.	11	None

Charles O. Heller, 73	Since September 2003	President, Annapolis Capital Group, since 2005; Athlone Global Security (venture capital firm), 2006-2008; Beacon Global LLC (venture capital firm), 2003-2005.	11	None

Reena Aggarwal, 51	Since August 2006	Professor, Georgetown University, 2000 to present; Deputy Dean, McDonough School of Business, Georgetown University, 2006-2008; Interim Dean, 2004-2005; Visiting Professor MIT Sloan School of Management, 2005-2006.	11	IndexIQ Trust

William E. Cole, Jr., 59	Since August 2006	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	11	None

Interested Trustee+
David Ellison, 51+ 100 Federal Street Boston, MA 02110	Since September 2003	Director, CEO, CIO and President, FBR Fund Advisers, Inc., since December 1999; Portfolio Manager, FBR Family of Funds since October 1996; and President Money Management Advisers, Inc., April 2001 - March 2002.	11
*	Trustees serve until their resignation, removal or death.
**	Length of time served is measured from the earliest date of service as a Trustee of any of the Funds or the Predecessor Funds.
***	The “Fund Complex” consists of all mutual funds advised by FBR Capital Markets, Inc. , and its affiliate advisers.
+	Mr. Ellison is considered to be an “Interested Trustee” of the Trust due to his position with FBR Fund Advisers, Inc.

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Board Committees

The Trustees presently have an audit committee, a valuation committee, and a nominating committee, each of which are comprised of all of the Independent Trustees of the Trust: Ms. Aggarwal and Messrs. Willner, Heller and Cole.  The function of the audit committee is to recommend independent auditors, pre-approve audit and certain non-audit services to be provided by the independent auditors to the Funds, and review and report on accounting and financial matters. The Board has adopted a written charter for the Audit Committee. The function of the valuation committee is to determine and monitor the value of the Funds’ assets pursuant to the Trust’s Valuation Procedures.  The function of the nominating committee is to evaluate the qualifications of and select and nominate candidates for independent trustee membership on the Board (which may include consideration of good faith written recommendations by shareholders of a well-qualified independent trustee candidate, if the recommendation is delivered to the Secretary of the Trust and otherwise complies with the requirements adopted by the Board, which may be obtained without charge by calling 888.888.0025). There were no meetings of the valuation or nominating committees during its most recent fiscal year end. The audit committee met twice during the year.

Board Oversight of Risk Management. The Funds are subject to various risks including, among others, investment, financial, compliance, valuation and operational risks. Day-to-day risk management functions are included within the responsibilities of the Adviser, Sub-Advisers (as defined below) and other service providers who carry out the Funds' investment management and business affairs. The Adviser, Sub-Advisers and other service providers each have their own, independent interest in risk management, and their policies and procedures for carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee. Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds' Chief Compliance Officer ("CCO") and from legal counsel. The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust. In this role, the CCO reports directly to the Board's Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds' compliance policies and procedures and applicable regulatory requirements. The CCO also regularly provides the Board with updates on the application of the Funds' compliance policies and procedures and how these procedures are designed to mitigate risk. In addition, as part of the Board's periodic review of the Funds' advisory, sub-advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

Remuneration of Certain Trustees and Executive Officers.  Each Independent Trustee receives an annual retainer of $25,000 and a fee of $2,500 for each regular meeting and $1,000 for each committee meeting attended, plus expenses, and $1,000 for each telephonic meeting attended.  The Trust Chairman receives an additional fee of $2,000 for each meeting and the Audit Committee Chairman receives $1,000 for each committee meeting attended.  Officers of the Funds and Trustees who are interested persons of the Funds (if any) do not receive any compensation from the Funds or any other funds managed by the Adviser.  The following table sets forth information regarding compensation of each of the Trustees by the Trust for the fiscal year ended October 31, 2009.

Compensation Table

Name of Trustee	Aggregate Compensation from Trust*	Estimated Annual Benefits Upon Retirement	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees**
Michael A. Willner +	$ 51,500	N/A	N/A	$ 51,500
William E. Cole, Jr.++	$ 42,500	N/A	N/A	$ 42,500
Charles O. Heller	$ 41,500	N/A	N/A	$ 41,500
Reena Aggarwal	$ 39,000	N/A	N/A	$ 39,000
David Ellison	None	None	None	None
*	Amounts provided for the Trust include any payments to a Trustee when such Trustee was a Trustee of the Predecessor Funds.
**	“Fund Complex” consists of all mutual funds advised by FBR Capital Markets, Corp. and its affiliate advisers.
+	Mr. Willner serves as the Chairman of the Board.
++	Mr. Cole serves as the Chairman of the Audit Committee.

Officers of the Trust

The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

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Name, Address and Age	Position(s) Held With the Trust, Length of Time Served* and Term of Office**	Principal Occupation During Past 5 Years
David H. Ellison, 51 100 Federal Street Boston, MA 02110	President, Since June 2001 and Trustee, Since September 2003

Director, CEO, CIO and President, FBR Fund Advisers, Inc. since December 1999; Portfolio Manager, FBR Family of Funds since October 1996. President, Money Management Associates, L.P., April 2001-March 2002.

Winsor H. Aylesworth, 62 100 Federal Street Boston, MA 02110	Executive Vice President Since January 1999	Executive Vice President and Portfolio Manager, FBR Fund Advisers, Inc. since September 1998; Vice President, Money Management Associates, L.P., April 2001-March 2002.
William B. Sanders III, 45 1001 Nineteenth Street North Arlington, VA 22209	Executive Vice President Since December 1999

Senior Vice President of Fund Operations, FBR Fund Advisers, Inc. since August 1999.  Head Trader for FBR Fund Advisers, Inc., since January 1997; and Vice President, Money Management Associates,  L.P. April 2001-March 2002.

Guy F. Talarico, 54 800 Third Avenue 11th Floor New York, NY 10022	Chief Compliance Officer Since 2006

CEO of Alaric Compliance Services, LLC since January 2006. Co-Chief Executive Officer of EOS Compliance Services, LLC June 2004 - December 2005.  Senior Director of Investors Bank & Trust Institutional Custody Division February 2001- June 2004.

Kimberly J. Bradshaw, 35 1001 Nineteenth Street North Arlington, VA 22209	Treasurer Since 2006 and Secretary Since 2003

Employee of FBR since August 1998 serving in various capacities, including Senior Vice President Fund Administration, Chief Compliance Officer of FBR Investment Services, Inc., Transfer Agent Operations Manager and Fund Accounting Supervisor. Vice President and Secretary of Money Management Advisers, Inc., November 2003-March 2006.

Kristin E. Stelljes, 33 1001 Nineteenth Street North Arlington, VA 22209	Assistant Treasurer Since 2006

Employee of FBR since February 2002, serving in various capacities including Assistant Vice President Fund Administration, Supervisor Fund Administration, Accountant, and Customer Service Representative.

*	Length of time served is measured from the earliest date of service as an Officer of any of the Funds or the Predecessor Funds.
**	The Trust’s President, Treasurer, and Secretary serve until their successor is chosen and qualified. The other officers of the Trust serve at the pleasure of the Trustees.

As of February 28, 2010, the Trustees and officers of the Trust, as a group, owned less than 1% of each of the Funds.

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Trustees’ Ownership of Fund Shares as of December 31, 2009

Trustee	Aggregate Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies**
Reena Aggarwal	N/A	$10,001 - $50,000
William E. Cole, Jr.	N/A	$10,001 - $50,000
Michael A. Willner	N/A	$10,001 - $50,000
Charles O. Heller	N/A	$50,001 - $100,000
David Ellison	N/A	Over $100,000

*	The Funds were not offered for sale as of the date of this SAI.

**	“Family of Investment Companies” consists of all mutual funds advised by FBR Capital Markets, Inc., and its affiliate advisers.

TRUST MANAGEMENT AND ADMINISTRATION

Investment Adviser.  FBR Fund Advisers, Inc. (“Adviser”), located at 1001 Nineteenth Street North, Arlington, VA 22209, serves as the investment adviser to the Funds.

The Adviser oversees the investment of each Fund’s assets, subject at all times to the supervision of the Trustees of the Funds.  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.

The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser is a subsidiary of FBR Capital Markets, Corp., a financial services holding company.  As of January 31, 2010, the Adviser managed approximately $1.26 billion of net assets on behalf of the Funds it advises.

The Investment Advisory Agreement.  The Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund (the “Investment Advisory Agreement”) provides that it will continue in effect as to the Funds for an initial one-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of a Fund (as defined under “Additional Information”), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser.  The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered a Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser.  In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under common control with FBR Capital Markets, Inc. as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

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For its services, the Adviser receives a fee at an annual rate based on each Fund’s net assets as follows:

Fund	Rate
FBR Balanced Fund	0.80%
FBR Core Bond Fund	0.80%

Effective March 12, 2010, the Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses for each Fund to the extent annual fund operating expenses exceed 1.08% and 1.05% of the Balanced Fund and Core Bond Fund’s average daily net assets (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, dividend expenses, 12b-1 fees and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business), respectively.  The Adviser has agreed to maintain these expense limitation with regard to each Fund through February 28, 2013.

The Adviser has also voluntarily agreed to waive a portion of its investment advisory fees and assume certain expenses for the Balanced Fund to the extent annual fund operating expenses exceed 0.99% of the Fund’s average daily net assets for the period until March 12, 2012.  When a Fund’s assets grow to a point where fee reductions and/or expense payments are no longer necessary to meet the expense limitation target, the Adviser may seek to recoup amounts it previously reduced or expenses that it paid and expenses and amounts previously waived by the predecessor adviser.  The Adviser will only seek to recoup such amounts if total annual fund operating expenses (excluding 12b-1 and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target.  The Adviser shall be entitled to recoup such amounts for a period of three years from the date such amount was limited or paid.

As of the date of this SAI, the Funds had not yet commenced operations. Therefore, no advisory payments have been made to the Adviser.  Prior to March 12, 2010, investment advisory services for the Predecessor Funds were provided by AFBA 5Star Investment Management Company (the “Predecessor Adviser”).  For the past three fiscal years, each Fund paid the Predecessor Adviser investment advisory fees and received fee reductions and reimbursement of expenses as follows:

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2008	Fiscal Year Ended March 31, 2009
AFBA 5Star Balanced Fund
Advisory Fees Paid	$675,705	$696,495	$596,752
Fees Reduced/Expenses Reimbursed	($148,827)	($285,218)	($387,497)
Net Fees	$526,878	$411,277	$209,255
AFBA 5Star Total Return Bond Fund
Advisory Fees Paid	$181,623	$174,006	$207,071
Fees Reduced/Expenses Reimbursed	($144,827)	($188,342)	($210,127)
Net Fees	$36,796	($14,336)	($3,056)

In connection with certain expense limitation arrangements between the Funds and the Adviser, the Funds have agreed to pay the Adviser for certain amounts waived and/or reimbursed by the Predecessor Advisor pursuant to an expense limitation agreement, as assigned, provided that such repayment does not cause the Total Fund Operating Expenses for a Fund to exceed certain specified limits and the repayment is made within three years after the year in which the Predecessor Advisor incurred the expense.  As of September 30, 2009, the amounts remaining available for reimbursement to the Predecessor Adviser were $947,018 and $540,328 for the Balanced Fund and the Bond Fund, respectively.

Investment Sub-Advisory Agreements.  Pursuant to separate investment sub-advisory agreements (the “Sub-Advisory Agreements”), the Adviser retains Financial Counselors, Inc. (“FCI”) and The London Company of Virginia (“London Co.”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) as an investment sub-adviser to the Funds.  FCI serves as the sub-advisers for the Core Bond Fund and the fixed income portion of the Balanced Fund.  London Co. serves as the sub-adviser for the equity portion of the Balanced Fund.  In this capacity, subject to the supervision of the Adviser and the Trustees, each Sub-Adviser directs the investments of the Funds’ assets, continually conducts investment research and supervision for the Funds, and is responsible for the purchase and sale of the Funds’ investments.

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FCI was originally founded in 1966 as an investment advisory firm and is an investment adviser registered under the Advisers Act.  FCI’s ultimate parent company is MTC Holding Corporation, which is a holding company and majority owned by Bradley A. Bergman, a Director of FCI and the President and Director of MTC Holding Corporation.

London Co. was founded by Stephen M. Goddard, CFA in 1994 and is an investment adviser registered under the Advisers Act.  London Co. is wholly-owned by Mr. Goddard.

Each Sub-Advisory Agreement is terminable at any time on 60 days’ prior written notice without payment of any penalty, by vote of a majority of the outstanding shares of the Funds, or by the Adviser.  Each Sub-Advisory Agreement also terminates automatically in the event of any assignments, as defined by the 1940 Act.

For its subadvisory services, the Adviser pays FCI 0.27% of the average daily net assets of the Core Bond Fund and the portion of the Balanced Fund that it manages, and it pays London Co. 0.33% of the average daily net assets of the portion of the Balanced Fund that it manages.

As of the date of this SAI, the Funds had not yet commenced operations. Therefore, no subadvisory payments have been made to the Sub-Advisers by the Funds.  Prior to March 12, 2010, investment subadvisory services for the Predecessor Funds were provided by FCI, London Co. and Kornitzer Capital Management, Inc. (the former sole sub-adviser to the Predecessor Funds prior to July 16, 2007).

For the fiscal year ended March 31, 2007 and for the fiscal period beginning April 1, 2007 until July 15, 2007, the Predecessor Advisor paid Kornitzer Capital Management, Inc. the following amounts for its services to each Predecessor Fund:

Fund	Fiscal Year Ended March 31, 2007	Fiscal Period April 1, 2007 to July 15, 2007
AFBA 5Star Balanced Fund	$278,728	$86,782
AFBA 5Star Total Return Bond Fund	$102,952	$19,913

For the period from July 16, 2007 until March 31, 2008 and the last fiscal year, the aggregate sub-advisory fee paid by the Predecessor Advisor with respect to each Predecessor Fund is as follows:

Fund	Fiscal Period July16, 2007 to March31, 2008	Fiscal Year Ended March 31, 2009
AFBA 5Star Balanced Fund	$189,605	$229,068
AFBA 5Star Total Return Bond Fund	$42,439	$69,886

Distributor.  FBR Investment Services, Inc. (the “Distributor”), located at 1001 Nineteenth Street North, Arlington, VA 22209, is an affiliate of the Adviser and serves as principal underwriter and distributor of the Funds’ shares pursuant to an agreement with the Trust which is renewable annually.  The Distributor promotes and sells shares of the Funds on a continuous, best efforts basis.

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Distribution Plan.   The Trust’s Board of Trustees has adopted a Distribution Plan (the “Plan”) on behalf of the Investor Class shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  Pursuant to the Investor Class Plan, each Fund pays the Distributor a fee for distributing Investor Class shares at the annual rate of up to 0.25% of the average daily net assets of the Fund shares for which it is the distributor of record.  Under the Plan, the Distributor may pay third parties in respect of these services such amount as it may determine.  The fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.  The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.  These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund’s prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund’s shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund’s transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other  expense primarily intended to result in the sale of a Fund’s shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Independent Trustees, being Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit shareholders.  The Plan will continue in effect as to a Fund from year to year if specifically approved annually (a) by the majority of such Fund’s outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the Independent Trustees.  While the Plan remains in effect, the Trust shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plan and the purposes for which such expenditures were made.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Independent Trustees cast in person at a meeting called specifically for that purpose.  While the Plan is in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

Prior to March 12, 2010, PFPC Distributors, Inc. (the “Predecessor Distributor”) served as the underwriter and distributor of the Predecessor Funds’ shares.  Prior to March 12, 2010, pursuant to a Shareholder Service Plan, the Funds paid certain shareholder service providers a monthly fee not to exceed per annum 0.25% of average daily net assets for the Advisor Class of the Predecessor Funds.  Under the Shareholder Service Plan, for the fiscal year ended March 31, 2009 the AFBA 5Star Balanced Fund and AFBA 5Star Total Return Bond Fund paid $53,016 and $4,960, respectively, to shareholder service providers.

Fund Administration. JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

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Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Custodian.  JPMorgan Chase Bank, N.A. (“JPMorgan”), 303 Broadway, Suite 900, Cincinnati, Ohio  45202, serves at the Custodian of the Funds’ investments.  The Custodian acts as each Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  JPMorgan, 303 Broadway, Suite 900, Cincinnati, OH 45202 acts as the Funds’ transfer agent and fund accountant.  In its capacity as transfer agent, JPMorgan maintains the records of each shareholder’s account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.  In its capacity as fund accountant, JPMorgan is responsible for calculating the daily net asset value of the Funds in accordance with the Funds’ current prospectuses and statement of additional information and maintains the general ledger for the Funds and records all income, expenses, capital share activity and security transactions.

Chief Compliance Officer. The Trust has contracted with ALARIC Compliance Services, LLC to provide the services of Guy F. Talarico to serve in the capacity of Chief Compliance Officer of the Trust under Rule 38a-1 of the 1940 Act. For these services, the Trust pays fees on a monthly basis, plus any out of pocket expenses. Each Fund pays a portion of the fees based on average net assets and number of funds in the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Transactions.    Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreements, the Sub-Adviser determines, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each Fund, and which brokers are to be eligible to execute its portfolio transactions.  Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price.  While the Sub-Adviser generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to broker-dealers is determined by the Sub-Adviser, as applicable, in its best judgment and in a manner deemed fair and reasonable to shareholders.   The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Sub-Adviser and does not reduce the investment advisory fees payable to the Adviser by a Fund.  Such information may be useful to the Adviser in serving both the Trust and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Trust.

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In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Sub-Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to a Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion.  The Sub-Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Sub-Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Adviser to the Fund.  Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

The Commission has published proposed interpretive guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Sub-Adviser and does not reduce the investment advisory fees payable to the Sub-Adviser by a Fund. Such information may be useful to the Sub-Adviser in serving both the Funds and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Sub-Adviser in carrying out its obligations to the Funds.

In accordance with procedures adopted by the Board, the Funds may place portfolio transactions with broker-dealers who sell fund shares only if such brokerage is not direct or indirect compensation for the promotion or sale of shares of the Funds or any other investment company.

The Trustees have authorized the allocation of brokerage to FBR Capital Markets & Co., Inc. (“FBR & Co.”), an affiliated broker-dealer, to effect portfolio transactions on an agency basis.  The Trustees have adopted procedures incorporating the standards of Rule 17e‑1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.”  At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers.  As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

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Investment decisions for a Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Sub-Adviser .  Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another advisory client, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Sub-Adviser believes to be equitable to the Fund and such other advisory client.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades.  To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds of the Trust or for other advisory clients in order to obtain best execution.  In making investment recommendations for a Fund, the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Sub-Adviser, its parent or affiliates, and, in dealing with commercial customers, the Sub-Adviser or its affiliates or will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the last three fiscal years, each Predecessor Fund paid brokerage commissions as follows:

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2008	Fiscal Year Ended March 31, 2009
AFBA 5Star Balanced Fund	$26,691	$55,800	$34,423
AFBA 5Star Total Return Bond Fund	$1,284	$93	$0

FINANCIAL STATEMENTS

Copies of the Funds’ most recent annual report may be obtained without charge upon request by writing to The FBR Funds, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling toll free 888.888.0025.  This SAI incorporates by reference the Predecessor Funds’ annual report for the fiscal year ended March 31, 2009 which was filed with the Securities and Exchange Commission on June 5, 2009 (Accession No. 0001104659-09-036813) and the Predecessor Funds’ semi-annual annual report for the six-month period ended September 30, 2009 which was filed with the Securities and Exchange Commission on December 2, 2009 (Accession No. 0001104659-09-068240).

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust formed on September 26, 2003.  The Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently is authorized to issue eleven series of shares, which represent interests in FBR Pegasus FundTM, FBR Pegasus Mid Cap Fund, FBR Pegasus Small Cap Fund, FBR Pegasus Small Cap Growth Fund™, FBR Focus Fund, FBR Large Cap Financial Fund, FBR Small Cap Financial Fund, FBR Technology Fund, FBR Balanced Fund, FBR Core Bond Fund and FBR Gas Utility Index Fund. The Trust’s Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment as described in the Prospectus and this SAI, the Trust’s shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

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Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (Funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine).  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f‑2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter.  For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will not be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.  Under Rule 18f‑2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund.  However, Rule 18f‑2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities (“Disclosure Procedures”).  On a monthly basis, the Funds disclose on the Trust’s website, www.fbrfunds.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s total market value as of that date. The information will be available by the 10th business day following the month-end and shall remain on the website until the next month’s information is made publicly available. The Funds also make available certain additional information regarding its portfolios (e.g. top‑10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser and sub-advisers, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to enumerated exception that serve a legitimate business purposes. These exceptions include (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors such as Morningstar and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) signs a written confidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Any exceptions to the policies and procedures may only be made consent of the Trust’s chief compliance officer and will be reported to the Board at the Board’s next regularly scheduled meeting.

PROXY VOTING POLICIES AND PROCEDURES

The Board of each Fund has approved proxy voting policies and procedures for the Fund that delegate the authority to vote proxies related to Fund portfolio securities to the Adviser and as, applicable, the Sub-Advisers. The Adviser’s proxy voting policies and procedures address the responsibility of the Adviser to ensure that proxies received for portfolio securities held by the Fund are voted in the best interest of the Fund, including in those situations involving a conflict of interest between the Fund on the one hand, and the Adviser, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the investment adviser’s fiduciary duties under the federal and state law to act in the best interest of its clients.

Voting Proxies.  Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Fund must be voted in the best interests of the Fund. Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  Proxies are also voted with the objective of fostering good corporate governance practices, including the fair and equal treatment of shareholders together with the reasonable disclosure of company policies, activities and returns. The Adviser may abstain from voting a client proxy when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

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Conflicts of Interest.  The Adviser generally insulates itself from conflicts of interests between the Funds and itself, the Fund’s Distributor and/or certain affiliated persons of the Adviser or Distributor by voting proxies in accordance with the Adviser’s proxy voting policies and procedures. Where a conflict of interest arises, the Adviser may pursue one of the following courses of action: (1) convene an ad-hoc committee to assess and resolve the conflict; (2) vote in accordance with the instructions of a client or shareholder after providing notice to that client or shareholder of the conflict; (3) vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.  The Board of Trustees of the Funds have appointed a committee of the Board for the purpose of providing a Fund’s consent to vote in matters where the Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote or for other reasons.

The Adviser delegates the responsibility to exercise voting authority with respect to securities held in portfolios for which the Adviser has retained one or more Sub-Advisers to those Sub-Advisers in accordance with each applicable Sub-Adviser Proxy Voting Policy. Each Portfolio Manager of the Adviser and/or Proxy Designate (a representative designated by the Portfolio Manager to vote proxies) is encouraged to own shares in the Fund over which he oversees the proxy process as to align his voting interest with other Fund shareholders. The Portfolio Manager and/or Proxy Designate is required to review each proxy issue and make a voting decision in a timely manner that, in his/her best judgment, is in the best interests of the client.

The Funds will file with the SEC its proxy voting record on Form N-PX for the 12-month period ended June 30 of each year.  Form N-PX must be filed by the Funds each year by August 31.  Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 888.888.0025 or the Securities and Exchange Commission’s website at http://www.sec.gov .

PORTFOLIO MANAGERS

Financial Counselors, Inc.

FCI manages the entire Core Bond Fund and the fixed income portion of the Balanced Fund portfolio.  The investment team managing the portfolios is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of the portfolios.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of March 31, 2009:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)*	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)*	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Gary B. Cloud	1	$21.3	0	-	33	$486.9	$508.2
Peter G. Greig	0	-	0	-	18	$569.7	$569.7
*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

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With respect to potential conflicts of interest, to the extent that a Fund managed by FCI and another client of FCI seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.  FCI maintains a detailed trading policy manual designed to address these conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of FCI’s employees.

Each portfolio manager is compensated for his services by FCI.  Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus and the right to participate in FCI’s profit sharing and 401(k) plan.  Each portfolio manager is eligible to receive an annual bonus from FCI.  The annual performance based bonus is calculated as follows: 50% based on client retention and other bonus considerations and 50% based on the performance of FCI’s fixed income composites compared to the appropriate Barclays Capital Indices.  Performance is calculated for the prior calendar year on a pre-tax basis.  Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI.

As of March 31, 2009, Peter G. Greig and Gary B. Cloud did not own shares of the Core Bond and Balanced Funds.

The London Company of Virginia

London Co. manages the equity portion of the Balanced Fund portfolio.  The investment team managing the portfolio is comprised of Stephen M. Goddard, Jonathan T. Moody and J. Wade Stinnette, Jr., who are primarily responsible for the day-to-day management of portfolio.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of March 31, 2009:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)*	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)*	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Stephen M. Goddard	2	$42	0	-	120	$317	$359
Jonathan T. Moody	1	$6.5	0	-	1,567	$366	$372.5
J. Wade Stinnette, Jr.	0	-	0	-	104	$42	$42
*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Fund investments and the investments of other accounts managed by London Co. are not likely to experience any material conflict of interest.  London Co. employs a trade rotation policy to ensure that all accounts managed by London Co. are handled in a fair and equitable manner by each portfolio manager.  London Co. also maintains a detailed compliance manual designed to address any potential conflicts of interest, as well as a code of ethics which is designed to address conflicts of interest that may arise from the personal trading of London Co.’s employees.

London Co. provides compensation that attracts high-caliber professionals. Employees receive an annual salary plus a year end bonus based on stock and portfolio performance, as well as overall contribution to London Co.  No specific benchmark is used to determine the amount of bonuses paid to employees.  Bonuses are measured using a general assessment of stock and portfolio performance compared to the S&P 500, Russell 1000 and Russell 2000 Indices relative to the market capitalization, stock sector and objective of the portfolios being managed.

As of March 31, 2009, Stephen M. Goddard, Jonathan T. Moody and J. Wade Stinnette, Jr. did not own shares of the Balanced Fund.

31

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 28, 2010, the following   persons held beneficially or of record 5% or more of the outstanding shares of the Predecessor Funds:

Fund Name and Class	Name and Address of Owner	Number of Shares	Percentage Ownership of Share Class*
FBR Balanced Fund Investor Class	Charles Schwab & Co. Inc. Special Custody Account FBO Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104	580,818	23.59%
FBR Balanced Fund I Class	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	1,770,283	49.51%
FBR Balanced Fund I Class	NFS LLC FEBO Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	914,939	25.59%
FBR Balanced Fund I Class	PIMS/Prudential Retirement As Nominee for the TTEE/CUST PL 763 Armed Forces Benefit Assoc. 909 N. Washington Street Alexandria, VA 22314-1555	193,656	5.41%
FBR Core Bond Fund Investor Class	Janney Montgomery Scott LLC FBO Sue Marie DiLucia 1801 Market Street Philadelphia, PA 19103	24,685	6.59%
FBR Core Bond Fund I Class	Armed Forces Benefit Assoc. Attn: Debbie French 909 N. Washington Street Alexandria, VA 22314-1555	2,218,706	80.73%

*   A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

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ADDITIONAL INFORMATION

As used in the Prospectus and in this SAI, “assets belonging to a Fund” means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees.  The Trustees may allocate such general assets in any manner they deem fair and equitable.  It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular Fund of the Trust will be the relative NAV of each respective Fund at the time of allocation.  Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation.  The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles.  Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the particular Fund are conclusive.

As used in the Prospectus and in this SAI, a “vote of a majority of the outstanding shares” of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Code of Ethics.   Pursuant to Rule 17j‑1 under the 1940 Act, the Trustees have adopted a Code of Ethics for the Trust and approved this same Code of Ethics for the Adviser and Distributor based on a determination that the Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j‑1 under the 1940 Act.  The Trustees have also approved the Codes of Ethics adopted by the London Co. and FCI, the sub-advisers to the Funds.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.  No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“Thompson”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Adviser and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (E.G., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements, i.e., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

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A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA.  Bonds considered to be investment grade and of the highest credit quality.

 The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA.  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA’s description of its three highest long-term debt ratings:

AAA.  Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA.  Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

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A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody’s description of its three highest short-term debt ratings:

Prime‑1.  Issuers rated Prime‑1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations.  Prime‑1 repayment capacity will normally be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     -    Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -    Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime‑2.  Issuers rated Prime‑2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime‑3.  Issuers rated Prime‑3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

S&P’s description of its three highest short-term debt ratings:

A‑1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A‑2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A‑1.”

A‑3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

36

Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch’s description of its four highest short-term debt ratings:

F‑1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F‑1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F‑1+.

F‑2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F‑1+ or F‑1 ratings.

F‑3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA’s description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1.  Obligations supported by a very strong capacity for timely repayment.

A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS.  Thompson BankWatch, Inc. (“TBW”) ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

37

TBW‑1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW‑2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW‑1.”

TBW‑3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW‑4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

Definitions of Certain Money Market Instruments

Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptances.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National

Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

38

PART C

OTHER INFORMATION

ITEM 28.       EXHIBITS

(a)(1)	Certificate of Trust.(1)
(a)(2)	Delaware Trust Instrument dated September 26, 2003. (1)
(a)(3)	Amended Schedule A to Delaware Trust Instrument dated September 26, 2003. (3)
(a)(4)	Amended Schedule A to Delaware Trust Instrument dated February 27, 2006. (4)
(a)(5)	Amended Schedule A to Delaware Trust Instrument dated October 24, 2006 (6)
(b)	Bylaws. (1)
(c)	None.
(d)(1)	Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc. (10)
(e)(1)	Distribution Agreement between the Registrant and FBR Investment Services, Inc.. (9)
(e)(2)	Selected Dealer Agreement. (2)
(f)	None.
(g)(1)	Agreement for Custody Services between the Registrant and JPMorgan Chase Bank, N.A. (7)
(h)(1)	Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007 (7)
(h)(2)	Amendment to Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. (10)
(h)(3)	Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. dated November 1, 2005. (3)
(h)(4)	Administrative Services Addendum to Agreement for Accounting Services, Transfer Agency and Shareholder Services between the Registrant and JPMorgan Chase Bank, N.A. dated November 1, 2007 (7)
(h)(5)	Amended Schedule E to Agreement for Accounting Services, Transfer Agency, Shareholder Services, and Administrative Services between the Registrant and JPMorgan Chase Bank, N.A. (10)
(h)(6)	Expense Limitation Agreement between the Registrant and FBR Fund Advisers, Inc. (filed herewith)
(i)	None.
(j)	Opinion and Consent of Cohen Fund Audit Services, Ltd. (filed herewith)
(k)	None.
(l)	None.
(m)(1)	Rule 12b-1 Amended and Restated Distribution Plan dated January 23, 2008. (7)
(n)	Rule 18f-3 Plan. (8)
(p)(1)	Code of Ethics of the Registrant, FBR Fund Advisers, Inc. and FBR Investment Services, Inc.(5)
(p)(2)	Financial Counselors Inc. Code of Ethics (filed herewith)
(p)(3)	The London Company, LLC Code of Ethics (filed herewith)

-----------------

1

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on February 4, 2004.
(2)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on December 30, 2004.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed on November 15, 2005.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 filed on February 28, 2006.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on December 15, 2006.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2007.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 10 filed on February 28, 2008.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 filed on March 7, 2008.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 30, 2009.
(10)	Incorporated by reference to the Registrant’s Post Effective Amendment No. 18 filed on December 28, 2009.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 30.  INDEMNIFICATION

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FBR Fund Advisers, Inc. provides advisory services to the Fund. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:

Name	Position with Adviser	Other Business
David H. Ellison	President, Chief Investment Officer and Director
Edward M. Wheeler	Chief Operating Officer	President and Chief Operating Officer, FBR Asset Management Holdings, Inc.
Bradley J. Wright	Executive Vice President and Chief Financial Officer	Chief Financial Officer and Executive Vice President, FBR Capital Markets Corp.
Winsor H. Aylesworth	Secretary, Treasurer and Director
W. Bart Sanders	Senior Vice President and Assistant Secretary
Frank Walker Jr.	Chief Compliance Officer
Robert Dean	Senior Vice President

ITEM 32.  PRINCIPAL UNDERWRITERS

(a)  Not applicable.

2

(b)  FBR Investment Services, Inc. (“FBR Services”) serves as principal underwriter to the Fund.  The following information is provided with respect to each director, officer or partner of FBR Services:

Name & Address	Positions with FBR Services	Positions and offices with Registrant
Richard J. Hendrix	Director	None
Bradley J. Wright	Director	None
Edward M. Wheeler	President	None
Janelle Schutt	Chief Financial Officer	None
William J. Ginivan	Executive Vice President and Chief Legal Officer	Chief Legal Officer
Russell Parker	Chief Marketing and Distribution Officer	None
Kimberly J. Bradshaw	Chief Compliance Officer	Secretary and Treasurer
Ann Marie Pulsch	Corporate Secretary	None
Gavin Beske	Assistant Secretary	None
Peter Geraghty	Assistant Secretary	None
J. Tara Holubar	Assistant Secretary	None
G. Monique Kadnar	Assistant Secretary	None

The address for each director, officer or partner of FBR Services is 1001 Nineteenth Street North, Arlington, Virginia, 22209 unless otherwise stated.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended (the “1940 Act”) and the Rules thereunder are maintained at the offices of FBR Fund Advisers, Inc. the Registrant's adviser, located at 1001 Nineteenth Street North, Arlington, Virginia, and JPMorgan Chase Bank, N.A., the Registrant’s administrator, transfer agent and fund accountant located at 303 Broadway, Suite 900, Cincinnati, Ohio. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio and 31a-1(f) are maintained at The London Company, 1801 Bayberry Court, Suite 301, Richmond, VA, and Financial Counselors Inc., 442 West 47th Street, Kansas City, MO, as listed under “Advisory and Other Contracts” in Part B to this Registration Statement.

-------------------------------

ITEM 34.  MANAGEMENT SERVICES

          Not applicable.

ITEM 35.  UNDERTAKINGS

          None.

3

  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on the 12th day of March, 2010.

The FBR Funds

By: /s/David H. Ellison
David H. Ellison*, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of March 2010.

/s/David H. Ellison

David H. Ellison         Trustee and President (Principal Executive Officer)

March 12, 2010

/s/Michael A. Willner

Michael A. Willner     Trustee

March 12, 2010

/s/Reena Aggarwal

Reena Aggarwal        Trustee

March 12, 2010

/s/William E. Cole, Jr.

William E. Cole, Jr.     Trustee

March 12, 2010

/s/Charles O. Heller

Charles O. Heller         Trustee

March 12, 2010

/s/Kimberly J. Bradshaw

Kimberly J. Bradshaw  Treasurer and Secretary (Principal Financial Officer)

March 12, 2010

* Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006.

4